PUT OPTION LIABILITIES - Roll forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Meritz Put Option
PUT OPTION LIABILITIES
Current portion	$ 309,115
Put option agreements with Geely HK and Etika
PUT OPTION LIABILITIES
Balance at the beginning	11,884
Issuance of put options	130,082	$ 9,376
Change in fair values	287,709	2,508
Transfer to share buyback forward liabilities	(120,560)
Balance at the ending	$ 309,115	$ 11,884
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk
Current portion	$ 309,115
Put option agreements with Geely HK and Etika | Meritz Put Option
PUT OPTION LIABILITIES
Issuance of put options	130,082
Change in fair values	299,593
Transfer to share buyback forward liabilities	(120,560)
Balance at the ending	$ 309,115
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk
Current portion	$ 309,115
Put option agreements with Geely HK and Etika | LGIL Put Option
PUT OPTION LIABILITIES
Balance at the beginning	11,884
Issuance of put options		$ 9,376
Change in fair values	$ (11,884)	2,508
Balance at the ending		$ 11,884
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk	Changes in fair values of liabilities, excluding impact of instrument-specific credit risk